CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non- Controlling Interests
Beginning balance	$ 9,960	$ 9,913	$ 11	$ 23,831	$ (14,021)	$ 103	$ (11)	$ 47
Beginning balance (in shares) at Dec. 31, 2022			548,000,000
Proceeds from issuance of equity instruments (in shares)			6,000,000
Proceeds from issuance of equity instruments	46	46		46
Share-based payments	150	150		150
Net income (loss)	1,018	1,020			1,020			(2)
Other comprehensive income (loss)	(23)	(25)				(37)	12	2
Ending balance (in shares) at Dec. 31, 2023			554,000,000
Ending balance at Dec. 31, 2023	11,151	11,104	$ 11	24,027	(13,001)	66	1	47
Beginning balance	11,151	11,104	$ 11	24,027	(13,001)	66	1	47
Proceeds from issuance of equity instruments (in shares)			3,000,000
Proceeds from issuance of equity instruments	1	1		1
Treasury shares (in shares)			(4,000,000)
Treasury shares	(200)	(200)		(200)
Share-based payments	186	186		186
Net income (loss)	(262)	(265)			(265)			3
Other comprehensive income (loss)	$ (52)	(50)				(47)	(3)	(2)
Ending balance (in shares) at Dec. 31, 2024	552,912,823		553,000,000
Ending balance at Dec. 31, 2024	$ 10,824	10,776	$ 11	24,014	(13,266)	19	(2)	48
Beginning balance	10,824	10,776	$ 11	24,014	(13,266)	19	(2)	48
Proceeds from issuance of equity instruments (in shares)			3,000,000
Proceeds from issuance of equity instruments	(5)	(5)		(5)
Equity-settled share-based compensation	11	11		11
Share-based payments	200	200		200
Net income (loss)	888	885			885			3
Other comprehensive income (loss)	$ 65	61				46	15	4
Ending balance (in shares) at Dec. 31, 2025	555,888,455		556,000,000
Ending balance at Dec. 31, 2025	$ 11,983	11,928	$ 11	24,220	(12,381)	65	13	55
Beginning balance	$ 11,983	$ 11,928	$ 11	$ 24,220	$ (12,381)	$ 65	$ 13	$ 55